Nature of Operations - (Details) - USD ($)			1 Months Ended	3 Months Ended
	Mar. 18, 2026	Feb. 18, 2026	Jan. 31, 2026	Mar. 31, 2026
Nature of Operations
Forward stock split		1.8813-for-1
Net proceeds after deducting underwriting discounts, commissions and offering expenses				$ 16,015,000
Convertible preferred stock, pre-funded warrant issued upon conversion				1,799,970
Initial Public Offering
Nature of Operations
Shares issued, price per share	$ 5
Convertible preferred stock, gross proceeds	$ 17,300,000
Issuance of common stock under initial public offering	3,450,000
Net proceeds after deducting underwriting discounts, commissions and offering expenses	$ 15,100,000
Series A Convertible Preferred Stock
Nature of Operations
Sale of Series A-1 convertible preferred stock, Shares			558,116	558,116
Shares issued, price per share			$ 6.2711	$ 6.2711
Convertible preferred stock, gross proceeds			$ 3,500,000
Convertible preferred stock, common stock issued upon conversion	6,137,634
Convertible preferred stock, pre-funded warrant issued upon conversion	1,799,970			1,799,970